RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Lease liabilities - current	13,431	5,793
Lease liabilities – noncurrent	46,728	—

	60,159	5,793

Schedule of contractual undiscounted cash flows for the leases

As of December 31, 2020
		Total contractual
		undiscounted
Within one year	One to five years	cash flow
RMB’000	RMB’000	RMB’000
15,478	49,469	64,947

Summary of consolidated income statement showing the amounts relating to leases

Year ended
December 31, 2020
Depreciation charge of right-of-use assets	13,082
Interest expense	2,746

Year ended
December 31, 2019
Depreciation charge of right-of-use assets	12,187
Interest expense	315